WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 84.7%
COMMUNICATION SERVICES - 14.6%
Diversified Telecommunication Services - 2.6%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	520,000	$597,025	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,310,000	2,454,837	(a)
CenturyLink Inc., Senior Secured Notes	4.000%	2/15/27	380,000	386,407	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	868,411	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	480,000	501,048
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	240,000	265,316	(a)

Total Diversified Telecommunication Services				5,073,044

Entertainment - 1.6%
Allen Media LLC/Allen Media
Co-Issuer Inc., Senior Notes	10.500%	2/15/28	910,000	903,316	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	680,000	859,350
Netflix Inc., Senior Notes	5.375%	11/15/29	710,000	854,663	(a)
Netflix Inc., Senior Notes	4.875%	6/15/30	350,000	404,950	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	250,000	238,125	(a)

Total Entertainment				3,260,404

Interactive Media & Services - 0.7%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	190,000	203,264	(a)
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	700,000	738,783	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	450,000	475,965	(a)

Total Interactive Media & Services				1,418,012

Media - 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	190,000	199,369	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,320,000	1,407,589	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,070,000	1,136,880	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	350,000	371,399	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	230,000	314,896

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	1

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Clear Channel International BV, Senior Secured Notes	6.625%	8/1/25	380,000	$394,725	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,110,000	1,174,866
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,560,000	1,788,173
Dolya Holdco 18 DAC, Senior Notes	5.000%	7/15/28	350,000	363,107	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	240,000	239,206	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	680,000	650,345	(a)
TEGNA Inc., Senior Notes	5.000%	9/15/29	480,000	483,264	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	440,000	630,632
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	170,000	171,487	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	680,000	748,000	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	410,000	428,924	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	130,000	137,313	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,640,000	1,775,858	(a)

Total Media				12,416,033

Wireless Telecommunication Services - 3.4%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	920,000	1,036,725	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	220,000	228,580	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,725,000	2,607,230
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	715,000	796,331
Sprint Corp., Senior Notes	7.875%	9/15/23	1,390,000	1,618,481
Sprint Corp., Senior Notes	7.625%	2/15/25	420,000	503,738

Total Wireless Telecommunication Services				6,791,085

TOTAL COMMUNICATION SERVICES				28,958,578

CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.5%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	149,000	152,396
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	771,000	793,648

Total Auto Components				946,044

See Notes to Schedule of Investments.

2	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - 1.6%
Ford Motor Co., Senior Notes	8.500%	4/21/23	20,000	$22,140
Ford Motor Co., Senior Notes	9.000%	4/22/25	850,000	995,817
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	770,000	766,912
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	820,000	817,130
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	540,000	568,210

Total Automobiles				3,170,209

Distributors - 0.6%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,079,144	1,184,862	(a)(b)

Diversified Consumer Services - 2.5%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	770,000	817,016	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,210,000	1,272,206	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	630,000	697,408	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	390,000	389,575	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	167,000	197,654
Service Corp. International, Senior Notes	3.375%	8/15/30	630,000	643,139
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	872,000	920,505	(a)

Total Diversified Consumer Services				4,937,503

Hotels, Restaurants & Leisure - 7.4%
Boyne USA Inc., Secured Notes	7.250%	5/1/25	800,000	850,916	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	350,000	349,526	(a)
Colt Merger Sub Inc., Senior Secured Notes	6.250%	7/1/25	370,000	392,661	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	600,000	446,940	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	600,000	634,500	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	260,000	267,102
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	770,000	790,486	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	3

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	390,000	$417,017	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	440,000	453,200	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,090,000	1,034,819	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	450,000	309,094	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	840,000	937,125	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	740,000	746,475	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	320,000	339,565	(a)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	410,000	402,583	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	542,000	545,794	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	280,000	272,620	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	350,000	249,156	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,060,000	1,179,250	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,800,000	1,498,167	(a)
Wyndham Hotels & Resorts Inc., Senior Notes	4.375%	8/15/28	320,000	323,064	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,430,000	1,440,796	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	320,000	314,968	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	450,000	473,047	(a)

Total Hotels, Restaurants & Leisure				14,668,871

Household Durables - 1.6%
CD&R Smokey Buyer Inc., Senior Secured Notes	6.750%	7/15/25	230,000	246,388	(a)
Century Communities Inc., Senior Notes	5.875%	7/15/25	980,000	1,022,772
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	480,000	508,109	(a)
Lennar Corp., Senior Notes	5.875%	11/15/24	310,000	347,555
Lennar Corp., Senior Notes	4.750%	11/29/27	510,000	582,037
TopBuild Corp., Senior Notes	5.625%	5/1/26	460,000	480,484	(a)

Total Household Durables				3,187,345

See Notes to Schedule of Investments.

4	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.9%
L Brands Inc., Senior Notes	9.375%	7/1/25	400,000	$466,420	(a)
L Brands Inc., Senior Notes	5.250%	2/1/28	620,000	596,573
L Brands Inc., Senior Notes	7.500%	6/15/29	140,000	149,337
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	310,000	335,882	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	520,000	526,079	(a)
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	169,767	108,226	(a)(c)
PetSmart Inc., Senior Notes	8.875%	6/1/25	210,000	218,243	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	510,000	518,555
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	620,000	634,015	(a)
ServiceMaster Co. LLC, Senior Notes	7.450%	8/15/27	165,000	179,819

Total Specialty Retail				3,733,149

Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	200,000	213,550	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,140,000	1,243,290	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	780,000	800,393
William Carter Co., Senior Notes	5.500%	5/15/25	210,000	225,462	(a)
William Carter Co., Senior Notes	5.625%	3/15/27	400,000	421,162	(a)

Total Textiles, Apparel & Luxury Goods				2,903,857

TOTAL CONSUMER DISCRETIONARY				34,731,840

CONSUMER STAPLES - 3.0%
Beverages - 0.2%
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	460,000	476,100	(a)

Food Products - 2.8%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	40,000	42,866	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000	199,487	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	520,000	592,631
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	1,150,000	1,365,437	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	760,000	796,932	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	150,000	165,343	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	920,000	940,797	(a)
SunOpta Foods Inc., Secured Notes	9.500%	10/9/22	900,000	923,625	(a)
TreeHouse Foods Inc., Senior Notes	4.000%	9/1/28	460,000	469,287	(d)

Total Food Products				5,496,405

TOTAL CONSUMER STAPLES				5,972,505

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	5

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 10.7%
Energy Equipment & Services - 0.2%
Precision Drilling Corp., Senior Notes	7.125%	1/15/26	700,000	$478,492	(a)

Oil, Gas & Consumable Fuels - 10.5%
Antero Midstream Partners LP/Antero
Midstream Finance Corp., Senior Notes	5.375%	9/15/24	180,000	166,500
Apache Corp., Senior Notes	4.875%	11/15/27	290,000	297,215
Apache Corp., Senior Notes	5.100%	9/1/40	600,000	583,143
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	390,000	321,188	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,150,000	1,016,094	(a)
Cenovus Energy Inc., Senior Notes	3.000%	8/15/22	540,000	548,934
Cenovus Energy Inc., Senior Notes	5.375%	7/15/25	260,000	264,914
Cenovus Energy Inc., Senior Notes	6.750%	11/15/39	100,000	104,305
Cenovus Energy Inc., Senior Notes	5.400%	6/15/47	60,000	53,890
CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Notes	6.500%	3/15/26	300,000	301,512	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	440,000	441,100	(a)
Comstock Resources Inc., Senior Notes	9.750%	8/15/26	490,000	525,329
Continental Resources Inc., Senior Notes	3.800%	6/1/24	200,000	197,514
Continental Resources Inc., Senior Notes	4.375%	1/15/28	290,000	276,744
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	210,000	210,902	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	840,000	843,608	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	370,000	385,936	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	220,000	220,461	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	140,000	140,919
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	280,000	297,500	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	260,000	285,068	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	560,000	581,207
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	260,000	263,007

See Notes to Schedule of Investments.

6	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQT Corp., Senior Notes	7.875%	2/1/25	530,000	$608,914
MEG Energy Corp., Senior Notes	7.000%	3/31/24	270,000	268,678	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,260,000	1,208,680	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	740,000	758,955
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	230,000	280,874	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	310,000	61,225
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,081,000	210,795
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	460,000	443,725
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	870,000	802,027
Occidental Petroleum Corp., Senior Notes	8.875%	7/15/30	400,000	453,000
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.730%	8/15/22	130,000	122,929	(c)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	470,000	557,773
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	165,075
Range Resources Corp., Senior Notes	5.000%	3/15/23	320,000	319,394
Range Resources Corp., Senior Notes	9.250%	2/1/26	520,000	548,454	(a)(d)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	940,000	338,400	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	590,000	598,189	(a)
TransMontaigne Partners LP/TLP Finance Corp., Senior Notes	6.125%	2/15/26	230,000	234,931
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	250,000	257,848	(a)
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	260,000	265,200
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	1,000,000	998,710
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	120,000	120,263
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	639,000
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	435,245
WPX Energy Inc., Senior Notes	8.250%	8/1/23	770,000	868,210

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	7

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
WPX Energy Inc., Senior Notes	5.250%	10/15/27	200,000		$199,278
WPX Energy Inc., Senior Notes	5.875%	6/15/28	660,000		670,738

Total Oil, Gas & Consumable Fuels					20,763,500

TOTAL ENERGY					21,241,992

FINANCIALS - 10.1%
Banks - 4.4%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	250,000		275,054	(c)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	520,000	EUR	633,834	(c)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	460,000		503,452	(c)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,220,000		1,419,137	(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	340,000		387,632	(a)(c)(e)
CIT Group Inc., Subordinated Notes	6.125%	3/9/28	200,000		236,462
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	770,000		915,819	(a)(c)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	490,000		528,709	(a)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	1,030,000		1,041,479	(a)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	880,000		926,983	(c)(e)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	450,000		511,281

See Notes to Schedule of Investments.

8	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	840,000	$871,497	(a)(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	390,000	456,230	(a)(c)

Total Banks				8,707,569

Capital Markets - 1.3%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	653,001	(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	200,000	220,379	(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	226,652	(a)(c)(e)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	500,000	521,822
StoneX Group Inc., Secured Secured Notes	8.625%	6/15/25	310,000	336,156	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	570,000	618,134	(a)(c)(e)

Total Capital Markets				2,576,144

Consumer Finance - 0.7%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	340,000	463,411
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	514,783	(a)
Navient Corp., Senior Notes	5.875%	10/25/24	420,000	433,125
Navient Corp., Senior Notes	5.000%	3/15/27	50,000	48,194

Total Consumer Finance				1,459,513

Diversified Financial Services - 2.4%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	620,000	594,037	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	900,000	966,375	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	9

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	700,000	$592,301	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,040,000	1,038,591	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,310,000	1,351,350	(a)(b)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	260,000	248,288	(a)

Total Diversified Financial Services				4,790,942

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	550,000	506,000	(a)

Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	290,000	305,225
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	760,000	821,602	(a)
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	870,000	930,169	(a)

Total Thrifts & Mortgage Finance				2,056,996

TOTAL FINANCIALS				20,097,164

HEALTH CARE - 7.7%
Health Care Providers & Services - 4.4%
Centene Corp., Senior Notes	5.375%	6/1/26	450,000	475,313	(a)
Centene Corp., Senior Notes	5.375%	8/15/26	450,000	478,267	(a)
Centene Corp., Senior Notes	3.375%	2/15/30	160,000	166,850
CHS/Community Health Systems Inc., Senior Secured Notes	6.625%	2/15/25	450,000	461,205	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	920,000	955,420	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	700,000	842,551
HCA Inc., Senior Notes	5.625%	9/1/28	400,000	476,436
HCA Inc., Senior Notes	7.500%	11/15/95	100,000	128,930
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	340,000	340,000	(a)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	550,000	559,102	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	500,000	533,750	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	470,000	509,083	(a)

See Notes to Schedule of Investments.

10	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Surgery Center Holdings Inc., Senior Notes	10.000%	4/15/27	110,000	$119,383	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	10,000	10,808
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	900,000	961,650
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	560,000	615,392	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	400,000	415,928	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	700,000	756,304	(a)

Total Health Care Providers & Services				8,806,372

Pharmaceuticals - 3.3%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	510,000	535,500	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	493,000	546,638	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	480,000	528,679	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,547,000	1,695,822	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,200,000	1,255,728	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	500,000	523,283	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	720,000	769,543	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	250,000	240,460
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	200,000	210,465
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	216,838	(a)

Total Pharmaceuticals				6,522,956

TOTAL HEALTH CARE				15,329,328

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	5.150%	5/1/30	460,000	516,487
Signature Aviation US Holdings Inc., Senior Notes	5.375%	5/1/26	500,000	516,453	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	240,000	261,240	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	630,000	665,882	(a)

Total Aerospace & Defense				1,960,062

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	11

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Air Freight & Logistics - 0.7%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	790,000	$842,950
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	430,000	459,831	(a)

Total Air Freight & Logistics				1,302,781

Airlines - 0.9%
Continental Airlines Pass-Through Trust	8.388%	11/1/20	133	138
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	670,000	698,146
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	560,000	583,800	(a)
United Airlines Pass-Through Trust	5.375%	8/15/21	22,432	21,523
United Airlines Pass-Through Trust	4.750%	4/11/22	517,772	456,145

Total Airlines				1,759,752

Building Products - 0.4%
Builders FirstSource Inc., Senior Notes	5.000%	3/1/30	220,000	235,344	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	460,000	485,300	(a)

Total Building Products				720,644

Commercial Services & Supplies - 0.7%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	682,000	743,506	(a)
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	450,000	453,940	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	170,000	179,722	(a)

Total Commercial Services & Supplies				1,377,168

Machinery - 0.6%
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	300,000	316,687	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	140,000	127,252
Vertical US Newco Inc., Senior Secured Notes	5.250%	7/15/27	800,000	835,000	(a)

Total Machinery				1,278,939

Trading Companies & Distributors - 0.9%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	400,000	167,458	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	30,000	32,189
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	644,313
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	930,000	1,034,597

Total Trading Companies & Distributors				1,878,557

TOTAL INDUSTRIALS				10,277,903

See Notes to Schedule of Investments.

12	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,280,000	$1,385,529	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	364,000	373,668	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	19,000	18,907	(a)

Total Communications Equipment				1,778,104

IT Services - 0.5%
CDW LLC/CDW Finance Corp., Senior Notes	4.250%	4/1/28	500,000	523,343
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	490,000	501,701

Total IT Services				1,025,044

Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	600,000	658,389	(a)
Entegris Inc., Senior Notes	4.375%	4/15/28	600,000	628,500	(a)
Microchip Technology Inc., Senior Notes	4.250%	9/1/25	470,000	489,741	(a)
ON Semiconductor Corp., Senior Notes	3.875%	9/1/28	480,000	502,671	(a)

Total Semiconductors & Semiconductor Equipment				2,279,301

Software - 1.5%
ACI Worldwide Inc., Senior Notes	5.750%	8/15/26	150,000	158,203	(a)
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	530,000	538,120	(a)
BY Crown Parent LLC/BY Bond Finance Inc., Senior Secured Notes	4.250%	1/31/26	220,000	225,066	(a)
CDK Global Inc., Senior Notes	5.875%	6/15/26	410,000	431,601
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	430,000	447,221	(a)
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	500,000	521,275	(a)
Open Text Corp., Senior Notes	3.875%	2/15/28	300,000	309,084	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	240,000	249,266	(a)

Total Software				2,879,836

Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp., Senior Notes	5.250%	10/1/30	230,000	233,567	(a)

TOTAL INFORMATION TECHNOLOGY				8,195,852

MATERIALS - 6.3%
Chemicals - 0.6%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK)	10.000%	8/15/26	91,767	78,002	(a)(b)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	13

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	560,000	$544,944	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	560,000	541,696

Total Chemicals				1,164,642

Construction Materials - 0.4%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	860,000	904,144	(a)

Containers & Packaging - 2.9%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	650,000	668,688	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	900,000	939,600	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	700,000	728,966	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	1,010,000	1,010,252
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	10,000	10,552	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	630,000	672,950	(a)
Flex Acquisition Co. Inc., Senior Notes	7.875%	7/15/26	800,000	841,676	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	800,000	853,852	(a)

Total Containers & Packaging				5,726,536

Metals & Mining - 2.3%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	250,000	254,444	(a)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	400,000	399,042	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	370,000	377,874	(a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	280,000	299,744
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,750,000	1,968,207
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	380,000	394,987	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,150,000	19,838	*(a)(f)
Teck Resources Ltd., Senior Notes	5.200%	3/1/42	860,000	858,523

Total Metals & Mining				4,572,659

Paper & Forest Products - 0.1%
Mercer International Inc., Senior Notes	7.375%	1/15/25	200,000	206,000

TOTAL MATERIALS				12,573,981

See Notes to Schedule of Investments.

14	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 3.2%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	280,000	$276,784
CoreCivic Inc., Senior Notes	4.625%	5/1/23	180,000	171,563
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	670,000	747,961
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	530,000	530,652	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,830,000	1,409,100
Iron Mountain Inc., Senior Notes	5.000%	7/15/28	470,000	488,217	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	600,000	641,508
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	720,000	758,437	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	950,000	951,188	(a)
XHR LP, Senior Secured Notes	6.375%	8/15/25	360,000	369,900	(a)

Total Equity Real Estate Investment Trusts (REITs)				6,345,310

Real Estate Management & Development - 1.4%
Five Point Operating Co. LP/Five Point
Capital Corp., Senior Notes	7.875%	11/15/25	980,000	987,953	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	690,000	734,777	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	690,000	698,780	(a)
Howard Hughes Corp., Senior Notes	5.375%	8/1/28	390,000	397,069	(a)

Total Real Estate Management & Development				2,818,579

TOTAL REAL ESTATE				9,163,889

UTILITIES - 0.9%
Electric Utilities - 0.9%
Calpine Corp., Senior Notes	5.000%	2/1/31	600,000	628,257	(a)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	380,000	401,861	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	400,000	322,162	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	400,000	402,140	(a)

Total Electric Utilities				1,754,420

Independent Power and Renewable Electricity Producers - 0.0%††
Pattern Energy Operations LP/Pattern Energy Operations Inc., Senior Notes	4.500%	8/15/28	80,000	84,392	(a)

TOTAL UTILITIES				1,838,812

TOTAL CORPORATE BONDS & NOTES (Cost - $161,502,773)				168,381,844

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	15

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 6.2%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.808%	2/10/27	619,176	$598,279	(c)(g)(h)

CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.3%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.658%	4/30/26	575,650	565,936	(c)(g)(h)

Hotels, Restaurants & Leisure - 0.6%
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	10.000%	3/8/24	450,000	447,750	(c)(g)(h)(i)
Mohegan Tribal Gaming Authority, Term Loan B	5.750-7.375%	10/13/23	736,083	670,756	(c)(g)(h)

Total Hotels, Restaurants & Leisure				1,118,506

Specialty Retail - 0.6%
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	248,574	239,330	(c)(g)(h)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	393,919	393,967	(c)(g)(h)
Spencer Spirit IH LLC, Initial Term Loan (3 mo. USD LIBOR + 6.000%)	6.245%	6/19/26	760,617	678,850	(c)(g)(h)

Total Specialty Retail				1,312,147

TOTAL CONSUMER DISCRETIONARY				2,996,589

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	0.000%	6/24/24	650,000	431,235	*(c)(f)(g)(h)
Permian Production Partners LLC, Initial Term Loan (3 mo. USD LIBOR + 6.000%)	6.250%	5/20/24	494,000	37,050	(c)(g)(h)(i)

TOTAL ENERGY				468,285

FINANCIALS - 0.8%
Diversified Financial Services - 0.5%
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.000%)	9.000%	4/7/28	600,000	598,500	(c)(g)(h)(i)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.156%	1/31/25	395,995	391,664	(c)(g)(h)

Total Diversified Financial Services				990,164

See Notes to Schedule of Investments.

16	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.3%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	3.656%	2/15/27	558,600	$537,722	(c)(g)(h)
AmeriLife Holdings LLC, Delayed Draw Term A Loan	—	3/18/27	19,318	19,125	(i)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.156%	3/18/27	150,682	149,175	(c)(g)(h)(i)

Total Insurance				706,022

TOTAL FINANCIALS				1,696,186

HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	107,838	100,990	(j)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	461,007	431,733	(c)(g)(h)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	8.558%	2/4/28	410,000	383,965	(c)(g)(h)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.656%	8/6/26	746,250	744,696	(c)(g)(h)
Radnet Management Inc., First Lien Term Loan B1 (3mo. USDLIBOR + 3.750%)	4.750%	6/30/23	580,452	578,275	(c)(g)(h)(i)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.188%	6/26/26	552,009	540,624	(c)(g)(h)

TOTAL HEALTH CARE				2,780,283

INDUSTRIALS - 1.2%
Airlines - 1.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	1,090,000	1,089,488	(c)(g)(h)(j)
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	710,000	710,000	(c)(g)(h)(j)
Mileage Plus Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/20/27	490,000	494,515	(c)(g)(h)

TOTAL INDUSTRIALS				2,294,003

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.406%	11/29/25	781,560	682,522	(c)(g)(h)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	17

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.2%
Science Applications International Corp., Term Loan B2 (1 mo. USD LIBOR + 2.250%)	2.406%	3/13/27	311,250	$309,823	(c)(g)(h)

TOTAL INFORMATION TECHNOLOGY				992,345

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/12/24	526,500	520,577	(c)(g)(h)

TOTAL SENIOR LOANS (Cost - $13,206,386)				12,346,547

ASSET-BACKED SECURITIES - 4.8%
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	3.708%	1/22/28	890,000	839,945	(a)(c)
Benefit Street Partners CLO XII Ltd., 2017-12A C (3 mo. USD LIBOR + 3.050%)	3.325%	10/15/30	250,000	233,010	(a)(c)(k)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	6.003%	11/20/28	350,000	284,836	(a)(c)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	5.472%	7/18/27	250,000	189,847	(a)(c)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	8.043%	8/20/32	350,000	314,827	(a)(c)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.972%	7/20/31	500,000	481,595	(a)(c)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.272%	4/20/29	600,000	534,477	(a)(c)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	3.425%	10/15/26	360,000	332,947	(a)(c)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.673%	4/17/30	250,000	213,262	(a)(c)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.922%	7/20/28	750,000	652,256	(a)(c)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.922%	1/20/31	250,000	229,201	(a)(c)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.775%	4/15/31	350,000	324,396	(a)(c)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.225%	4/15/31	250,000	208,226	(a)(c)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	4.223%	4/17/30	370,000	350,979	(a)(c)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.972%	1/20/33	350,000	322,868	(a)(c)

See Notes to Schedule of Investments.

18	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	3.075%	4/15/27	600,000	$562,714	(a)(c)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.772%	10/20/28	350,000	274,771	(a)(c)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.472%	10/20/27	250,000	185,922	(a)(c)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	3.375%	11/22/30	800,000	739,789	(a)(c)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.556%	6/22/30	596,630	528,068	(a)(c)
TICP CLO VI Ltd., 2016-6A DR (3 mo. USD LIBOR + 3.300%)	3.575%	1/15/29	890,000	872,129	(a)(c)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	3.095%	4/15/27	350,000	301,447	(a)(c)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	6.015%	4/15/27	350,000	250,148	(a)(c)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.721%	10/20/31	250,000	235,000	(a)(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $10,354,581)				9,462,660

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.1%
Live Nation Entertainment Inc., Senior Notes	2.000%	2/15/25	170,000	153,850	(a)

Media - 0.2%
DISH Network Corp., Senior Notes	2.375%	3/15/24	410,000	387,169
DISH Network Corp., Senior Notes	3.375%	8/15/26	110,000	108,765

Total Media				495,934

TOTAL COMMUNICATION SERVICES				649,784

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	240,000	162,744

FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	470,000	435,599

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	450,000	439,953

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	19

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.1%
Alteryx Inc., Senior Notes	1.000%	8/1/26	100,000	$101,843

TOTAL INFORMATION TECHNOLOGY				541,796

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,820,669)				1,789,923

			SHARES
COMMON STOCKS - 0.6%
COMMUNICATION SERVICES - 0.0%††
Media - 0.0%††
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	0	*(i)(l)(m)

CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdings Inc.			17,276	47,335	*(l)

ENERGY - 0.6%
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			54,577	44,584	*(i)(l)
KCAD Holdings I Ltd.			424,046,710	0	*(i)(l)(m)

Total Energy Equipment & Services				44,584

Oil, Gas & Consumable Fuels - 0.6%
Berry Corp.			230,726	909,060
Montage Resources Corp.			38,435	198,325	*
MWO Holdings LLC			621	47,625	*(i)(l)

Total Oil, Gas & Consumable Fuels				1,155,010

TOTAL ENERGY				1,199,594

TOTAL COMMON STOCKS (Cost - $12,376,328)				1,246,929

			FACE AMOUNT†
SOVEREIGN BONDS - 0.5%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	160,000	77,840	*(f)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	240,000	115,200	*(f)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	250,000	114,925	*(f)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	330,000	148,008	*(f)

See Notes to Schedule of Investments.

20	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	450,000	$218,250	*(f)(n)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	680,000	323,007	*(f)(n)

TOTAL SOVEREIGN BONDS (Cost - $2,001,052)				997,230

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B Riley Financial Inc. (Cost - $230,000)	6.875%		9,200	229,080

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $201,491,789)				194,454,213

SHORT-TERM INVESTMENTS - 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,451,102)	0.055%		1,451,102	1,451,102	(k)

TOTAL INVESTMENTS - 98.5% (Cost - $202,942,891)				195,905,315
Other Assets in Excess of Liabilities - 1.5%				2,956,836

TOTAL NET ASSETS - 100.0%				$198,862,151

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	21

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on these securities is currently in default as of August 31, 2020.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	All or a portion of this loan is unfunded as of August 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2020, the total market value of investments in Affiliated Companies was $1,684,112 and the cost was $1,649,735 (Note 2).

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(m)	Value is less than $1.

(n)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
EUR	— Euro
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

See Notes to Schedule of Investments.

22	Western Asset High Yield Fund 2020 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	128	12/20	$16,111,952	$16,132,000	$20,048
Contracts to Sell:
U.S. Treasury 10-Year Notes	39	12/20	5,435,880	5,430,750	5,130

Net unrealized appreciation on open futures contracts					$25,178

At August 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,970,847	USD	2,259,985	BNP Paribas SA	10/16/20	$17,925
USD	2,177,231	CAD	2,980,000	BNP Paribas SA	10/16/20	(107,697)
USD	146,135	EUR	130,000	BNP Paribas SA	10/16/20	(9,157)
USD	146,343	EUR	130,000	BNP Paribas SA	10/16/20	(8,949)
USD	146,725	EUR	130,000	BNP Paribas SA	10/16/20	(8,568)
USD	214,559	EUR	190,000	BNP Paribas SA	10/16/20	(12,407)

Total						$(128,853)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At August 31, 2020, the Fund had the following open swap contract:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Ford Motor Credit Co. LLC, 3.810%, due 1/9/24	$647,000	6/20/23	5.000%	5.000% quarterly	$44,172	$(38,348)	$82,520

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2020 Quarterly Report	23

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

24	Western Asset High Yield Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

25

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$168,381,844	—		$168,381,844
Senior Loans:
Consumer Discretionary	—	2,548,839	$447,750		2,996,589
Energy	—	431,235	37,050		468,285
Financials	—	929,386	766,800		1,696,186
Health Care	—	2,202,008	578,275		2,780,283
Other Senior Loans	—	4,405,204	—		4,405,204
Asset-Backed Securities	—	9,462,660	—		9,462,660
Convertible Bonds & Notes	—	1,789,923	—		1,789,923
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	47,335	—		47,335
Energy	$1,107,385	—	92,209		1,199,594
Sovereign Bonds	—	997,230	—		997,230
Preferred Stocks	229,080	—	—		229,080

Total Long-Term Investments	$1,336,465	$191,195,664	$1,922,084		$194,454,213

Short-Term Investments†	1,451,102	—	—		1,451,102

Total Investments	$2,787,567	$191,195,664	$1,922,084		$195,905,315

Other Financial Instruments:
Futures Contracts	$25,178	—	—		$25,178
Forward Foreign Currency Contracts	—	$17,925	—		17,925
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection	—	82,520	—		82,520

Total Other Financial Instruments	$25,178	$100,445	—		$125,623

Total	$2,812,745	$191,296,109	$1,922,084		$196,030,938

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$146,778	—		$146,778

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

27

Notes to Schedule of Investments (unaudited) (continued)

or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended August 31, 2020. The following transactions were effected in such companies for the period ended August 31, 2020.

	Affiliate Value at May 31, 2020
		Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO XII Ltd., 2017-12A C	$220,567	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	745,581	$22,143,361	22,143,361	$21,437,840	21,437,840

	$966,148	$22,143,361		$21,437,840

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2020
Benefit Street Partners CLO XII Ltd., 2017-12A C	—	$4,438	$12,443	$233,010
Western Asset Premier Institutional Government Reserves, Premium Shares	—	345	—	1,451,102

	—	$4,783	$12,443	$1,684,112

28